OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

May 29, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer U.S. Government Trust
Post-Effective Amendment No. 58 under the Securities Act
and Amendment No. 55 under the Investment Company Act
File Nos. 2-76645; 811-03430

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer U.S. Government Trust (the “Fund”). This filing constitutes Post-Effective Amendment No. 58 under the Securities Act and Amendment No. 55 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, to reflect changes to the Registrant’s name and principal investment strategies. The Fund’s fundamental investment policies and investment objective are not being changed. Additionally, the Prospectus and Statement of Additional Information (the “SAI”) contained in the Amendment have been revised to add disclosure describing the features of the Fund’s Class I shares, which are being registered with the Amendment.

We anticipate that an amendment to the Registration Statement will be filed on or about August 1, 2013, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended August 31, 2012 and the unaudited financial statements of the Fund for the semi-annual period ended February 28, 2013; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on August 1, 2013, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Sincerely,

/s/ Adrienne Ruffle
Adrienne Ruffle
Vice President and Associate Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP
Edward Gizzi, Esq.
Gloria LaFond